SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Year end [Member] | CAD : USD [Member]
Exchange rate to USD	0.7279	0.7884	0.7483
Year end [Member] | RMB : USD [Member]
Exchange rate to USD	0.1406	0.1551	0.1470
Year end [Member] | HKD: USD [Member]
Exchange rate to USD	0.1274	0.1284	0.1290
Annual Average [Member] | CAD : USD [Member]
Exchange rate to USD	0.7830	0.7786	0.7435
Annual Average [Member] | RMB : USD [Member]
Exchange rate to USD	0.1527	0.1557	0.1427
Annual Average [Member] | HKD: USD [Member]
Exchange rate to USD	0.1279	0.1288	0.1286